DEFERRED TAXES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAXES
Deferred tax asset net	$ 0	$ 0
Net operating loss carryforwards, domestic	34,000,000	$ 29,000,000
Net operating loss carryforward amount, subject to expiration	14,000,000
Net operating loss carryforward amount, not subject to expiration	$ 20,000,000